Other Current Financial Liabilities - Schedule of Other Current Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Financial Liabilities [Abstract]
Derivative liabilities (Note 24)	$ 832,432
Interest payable(a)	19,342	20,849
Satellite performance incentive payments	3,230	2,708
Other	2,087	2,322
Security deposits	546	604
Other current financial liabilities	$ 857,637	$ 26,483